Shareholders Deficit (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Deficit Accumulated Prior and During Development Stage	Total
Beginning Balance, amount at Dec. 31, 2008	$ 100	$ 3,816,660	$ (3,827,745)	$ (10,985)
Beginning Balance, shares at Dec. 31, 2008	1,000,383
Net loss			(40,230)
Ending Balance, amount at Dec. 31, 2009	100	3,816,660	(3,867,975)	(51,215)
Beginning Balance, shares at Dec. 31, 2009	1,000,383
Cancellation of Stock, Shares	(151,425)
Cancellation of Stock, Amount	(15)	15	0	0
Net loss			(35,775)	(35,775)
Ending Balance, amount at Dec. 31, 2010	85	3,816,675	(3,903,750)	(86,990)
Ending Balance, shares at Dec. 31, 2010	848,952
Stock issued for cancellation of company debt, Shares	814,217
Stock issued for cancellation of company debt, Amount	81	97,625	0	97,706
Net loss			(34,875)	(34,875)
Ending Balance, amount at Jun. 30, 2011	$ 166	$ 3,914,300	$ (3,938,625)	$ (24,159)
Ending Balance, shares at Jun. 30, 2011	1,663,169